Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 2,836	$ 210,093
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	7	8,086
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	70,552	9,683
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	3,826	2,116
Securities available-for-sale, Total, Estimated Fair Value	73,388	219,776
Securities available-for-sale, Total, Unrealized Loss	3,833	10,202
Obligations of states and political subdivisions
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,559	5,600
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	3	87
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	125	243
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	5	19
Securities available-for-sale, Total, Estimated Fair Value	1,684	5,843
Securities available-for-sale, Total, Unrealized Loss	8	106
U.S. Government agencies
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	195,661
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	0	7,113
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	60,122	5,040
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	1,973	197
Securities available-for-sale, Total, Estimated Fair Value	60,122	200,701
Securities available-for-sale, Total, Unrealized Loss	1,973	7,310
Private label
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,277	1,491
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	4	3
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	0	0
Securities available-for-sale, Total, Estimated Fair Value	1,277	1,491
Securities available-for-sale, Total, Unrealized Loss	4	3
Trust preferred securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	0
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	0	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,760	4,400
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	1,152	1,900
Securities available-for-sale, Total, Estimated Fair Value	4,760	4,400
Securities available-for-sale, Total, Unrealized Loss	1,152	1,900
Corporate securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	5,881
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	0	843
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,049	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	693	0
Securities available-for-sale, Total, Estimated Fair Value	4,049	5,881
Securities available-for-sale, Total, Unrealized Loss	693	843
Investment funds
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	1,460
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	0	40
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	1,496	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	3	0
Securities available-for-sale, Total, Estimated Fair Value	1,496	1,460
Securities available-for-sale, Total, Unrealized Loss	$ 3	$ 40